Exhibit 99.1

SMART ABS SERIES 2014-1US Trust Servicer Report

Monthly Servicing Report

Collection Period	March 2016
FX Rate	0.8985
1 Month LIBOR	0.43620%
1 Month BBSW	2.09330%
Distribution Date	04/14/16
Transaction Month	25
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 1, 2014
Closing Date:	March 14, 2014

		USD	AUD	Units	WAC
Original Pool Balance:			$632,368,016.18

			Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$90,000,000.00	$100,166,944.91	15.840%	2.3183%	Mar-2015
Class A-2a Notes	Fixed	$94,000,000.00	$104,618,809.13	16.544%	2.7408%	Jul-2016
Class A-2b Notes	Floating	$40,000,000.00	$44,518,642.18	7.040%	2.6883%	Jul-2016
Class A-3a Notes	Fixed	$70,000,000.00	$77,907,623.82	12.320%	3.0308%	Feb-2018
Class A-3b Notes	Floating	$96,000,000.00	$106,844,741.24	16.896%	2.9883%	Feb-2018
Class A-4a Notes	Fixed	$50,000,000.00	$55,648,302.73	8.800%	3.3633%	Dec-2019
Class A-4b Notes	Floating	$60,000,000.00	$66,777,963.27	10.560%	3.3283%	Dec-2019
Class B Notes		—	$9,486,000.00	1.500%	—	—
Class C Notes		—	$17,390,000.00	2.750%	—	—
Class D Notes		—	$17,390,000.00	2.750%	—	—
Class E Notes		—	$15,809,000.00	2.500%	—	—
Seller Notes		—	$15,810,000.00	2.500%	—	—

Total Securities		$500,000,000.00	$632,368,027.27	100.000%

Please note: The Note Rate as at current distribution date.

II. NOTE BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period			Ending of Period		Change
	USD	AUD	Note Factor	AUD Balance	Note Factor	AUD
Class A-1 Notes	—	$—	—	$—	—	$—
Class A-2a Notes	—	$—	—	$—	—	$—
Class A-2b Notes	0.00	$—	—	$—	—	$—
Class A-3a Notes	43,786,078.05	$48,732,418.53	0.6255154	$42,797,935.02	0.5493421	$0.0761733
Class A-3b Notes	60,049,478.47	$66,833,031.13	0.6255154	$58,694,310.89	0.5493421	$0.0761733
Class A-4a Notes	50,000,000.00	$55,648,302.73	1.0000000	$55,648,302.73	1.0000000	$—
Class A-4b Notes	60,000,000.00	$66,777,963.27	1.0000000	$66,777,963.27	1.0000000	$—
Class B Notes	—	$6,933,140.02	0.7308813	$6,523,161.50	0.6876620	$0.0432193
Class C Notes	—	$12,710,025.83	0.7308813	$11,958,441.76	0.6876620	$0.0432193
Class D Notes	—	$12,710,025.83	0.7308813	$11,958,441.76	0.6876620	$0.0432193
Class E Notes	—	$11,554,502.48	0.7308813	$10,871,248.16	0.6876620	$0.0432193
Seller Notes	—	$11,555,233.41	0.7308813	$10,871,935.87	0.6876620	$0.0432193

Total Securities	$213,835,556.51	$293,454,643.23		$276,101,740.96
Weighted Avg. Coupon (WAC)		6.95%		6.94%
Weighted Avg. Term Remaining Maturity (WARM)		22.84		22.29
Pool Receivables Balance		$293,454,643.23		$276,101,740.96
Remaining Number of Receivables		12,362		11,856
Pool Factors		0.4640567		0.4366156

III. COLLECTIONS

AUD
Principal:
Principal Collections	$16,940,558.81
Less Principal Draws	$—

Net Principal Collections	$16,940,558.81
Return of overfunding in first period	$—
Liquidity Reserve Balance Excess	$—
Adjusted Principal Collections	$16,940,558.81
Available Income Applied Towards Total Principal Collections:
Reimbursement of Principal Draws	$—
Reimbursement of Defaulted Amounts	$412,343.47
Reimbursement of Charge-Offs	$—
Reimbursement of Seller Charge-Offs	$—

Total Principal Collections	$17,352,902.28
Interest:
Lesser of Finance Charges and Collections	$1,975,035.10
Investment Income

SMART ABS SERIES 2014-1US Trust Servicer Report

Monthly Servicing Report

Collection Period	March 2016
FX Rate	0.8985
1 Month LIBOR	0.43620%
1 Month BBSW	2.09330%
Distribution Date	04/14/16
Transaction Month	25
30/360 Days	30
Actual/360 Days	30

Interest Rate Swap Collections	$—
Currency Swap Collections	$—
Interest Income	$24,697.30
GST Income Tax Credits Received	$—
Other Amounts Received	$—
Interest earned on liquidity reserve	$5,621.51
Final Release of Liquidity Reserve Balance	$—

Total Income Collections	$2,005,353.91

Total Collections	$19,358,256.19

SMART ABS SERIES 2014-1US Trust Servicer Report

Monthly Servicing Report

Collection Period	March 2016
FX Rate	0.8985
1 Month LIBOR	0.43620%
1 Month BBSW	2.09330%
Distribution Date	04/14/16
Transaction Month	25
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

APPLICATION OF AVAILABLE INCOME

AUD
Total Income Collections	$2,005,353.91
Liquidity Reserve Account Release	$—
Principal Draw	$—
Liquidity Reserve Account Draw	$—

Total Available for Distribution	$2,005,353.91
1. $1 to Income Unitholder	$1.00
2. Series Trust Expenses
Trustee Fee Due	$4,112.38
US$ Trustee, Principal paying agent, Registrar and Agent Bank Fee Due	$—
Manager Fee @0.02%
Manager Fee Due	$4,890.91
Servicer Fee @0.22%:
Servicer Fee Due	$53,800.02
Custodian Fee @ 0.01%
Custodian Fee Due	$2,445.46
Collections Bank Account Charges	$158.35
Additional Series Trust Expenses	$—

$65,407.12
3. Senior Hedge Payments to Counterparties:
Net Interest Rate Swap Payment	$242,811.61
Net Currency Swap Termination Payment
Net Interest Rate Swap Termination Payment	$—

Total Senior Hedge Payments to Counterparties	$242,811.61

4. Class A Noteholders Interest:
	Amount Due in USD	Amount Paid in USD	Amount Due Per $1000 of Principal Amount (USD)	Amount Paid Per $1000 of Principal Amount (USD)	Shortfall from Prior month
Class A-1 Notes	$—	$—	$—	$—	$—	$—
Class A-2a Notes	$—	$—	$—	$—	$—	$—
Class A-2b Notes	$—	$—	$—	$—	$—	$—
Class A-3a Notes	$34,663.98	$34,663.98	$0.50	$0.50	$—	$121,395.79
Class A-3b Notes	$41,844.48	$41,844.48	$0.44	$0.44	$—	$164,151.08
Class A-4a Notes	$70,000.00	$70,000.00	$1.40	$1.40	$—	$153,831.73
Class A-4b Notes	$51,810.00	$51,810.00	$0.86	$0.86	$—	$182,677.06

Total Class A interest:						$622,055.67
5. Reimbursement of Liquidity Reserve Draws						$—
		Amount Due in AUD	Amount Due Per $1000 of Principal Amount (AUD)	Amount Paid Per $1000 of Principal Amount (AUD)	Shortfall from Prior month
6. Class B Notes		$17,627.08	$1.86	$1.86	$—	$17,627.08
Class C Notes		$34,403.78	$1.98	$1.98	$—	$34,403.78
Class D Notes		$21,867.86	$1.26	$1.26	$—	$21,867.86
Class E Notes		$19,879.76	$1.26	$1.26	$—	$19,879.76

Total interest:						$93,778.48
7. Reimbursement of Principal Draws*						$—
8. Defaulted Amounts*						$412,343.47
9. Reimbursement of charge-offs (excl. Seller charge offs)*						$—
10. Subordinated Hedge Payments to Counterparties:
Net Interest Rate Swap Payment						$—
Net Currency Swap Termination Payment						$—
Net Interest Rate Swap Termination Payment						$—

Total Subordinated Hedge Payments to Counterparties						$—
11. Accrued Interest Adjustment						$—
12. Seller Notes coupon						$19,881.02
13. Reimbursement of Seller charge offs*						$—
14. Reimbursement of Redirected Liquidity Reserve Excess Balance (payable to Macquarie Bank)						$—
15. Excess Income to Unitholder						$549,075.56

*	to be allocated to Total Principal Collections

SMART ABS SERIES 2014-1US Trust Servicer Report

Monthly Servicing Report

Collection Period	March 2016
FX Rate	0.8985
1 Month LIBOR	0.43620%
1 Month BBSW	2.09330%
Distribution Date	04/14/16
Transaction Month	25
30/360 Days	30
Actual/360 Days	30

					AUD
APPLICATION OF PRINCIPAL COLLECTIONS					$17,352,902.28
Subordination Percentage					18.90%
Sequential Paydown Test Satisfied?					N
Pro-rata Paydown Test Satisifed?					Y
1. Principal Distribution Amount:					$17,352,902.28

	USD Amount	Per $1000 of Principal Amount	AUD Amount	Per $1000 of Principal Amount
Class A-1 Notes	$—	$—	$—	$—
Class A-2a Notes	$—	$—	$—	$—
Class A-2b Notes	$—	$—	$—	$—
Class A-3a Notes	$5,332,133.43	$76.17	$5,934,483.51	$76.17
Class A-3b Notes	$7,312,640.14	$76.17	$8,138,720.24	$76.17
Class A-4a Notes	$—	$—	$—	$—
Class A-4b Notes	$—	$—	$—	$—

Class A Notes Total:	$12,644,773.57		$14,073,203.75
Class B Notes			$409,978.52	$43.22
Class C Notes			$751,584.07	$43.22
Class D Notes			$751,584.07	$43.22
Class E Notes			$683,254.32	$43.22
Seller Notes			$683,297.54	$43.22

Total Noteholders Principal			$17,352,902.27

2. Excess Capital to Unitholders					$0.01

PRINCIPAL DRAWS

Beginning Unreimbursed Principal Draws					$—
Principal Draw					$—
Reimbursement of Principal Draw					$—
Ending Unreimbursed Principal Draw					$—

V. LIQUIDITY RESERVE ACCOUNT

AUD
Liquidity Reserve Percentage of Initial Adjusted Pool Balance	0.46%
Beginning Period Required Amount	$2,934,546.43
Beginning Period Amount	$2,934,546.43
Required Liquidity Reserve Balance	$2,761,017.41
Ending Period Amount	$2,761,017.41
Liquidity Reserve Balance Excess	$173,529.02
Beginning Unreimbursed Liquidity Reserve Draw	$—
Ending Unreimbursed Liquidity Reserve Draw	$—
Beginning Liquidity Reserve Balance Excess	$173,529.02
1. Redirected Liquidity Reserve Release for Principal Draws	$—
2. Redirected Liquidity Reserve Release for Defaulted Amounts	$—
3. Redirected Liquidity Reserve Release for Charge-Offs (Other Than Seller Charge-Offs)	$—
4. Redirected Liquidity Reserve Release for Seller Charge-Offs	$—
5. Release to Macquarie Bank	$(173,529.02)

Ending Liquidity Reserve Balance Excess	$—

SMART ABS SERIES 2014-1US Trust Servicer Report

Monthly Servicing Report

Collection Period	March 2016
FX Rate	0.8985
1 Month LIBOR	0.43620%
1 Month BBSW	2.09330%
Distribution Date	04/14/16
Transaction Month	25
30/360 Days	30
Actual/360 Days	30

VI. DELINQUENCY AND NET LOSS ACTIVITY

				AUD
Delinquent Receivables	Units Percent*	Units	Dollars Percent**	Dollar Amount
30 - 60 Days Delinquent	0.29%	34	0.31%	866,931
61 - 90 Days Delinquent	0.19%	23	0.25%	683,898
91 - 120 Days Delinquent	0.05%	6	0.09%	234,709
Over 120 Days Delinquent	0.08%	10	0.12%	319,260

Total Delinquent Receivables	0.62%	73	0.76%	$2,104,798
Delinquent Receivables 61 + Days Past Due
Outstanding Principal Balance of Delinquent Receivables 61 + Days Past Due				$1,237,868
Delinquency Ratio*** for Receivables 61 + Days Past Due for Current Collection Period				0.44834%
Delinquency Ratio*** for Receivables 61+ Days Past Due for 1st Preceding Collection Period				0.54588%
Delinquency Ratio*** for Receivables 61+ Days Past Due for 2nd Preceding Collection Period				0.46169%
Three-Month Average Delinquency Ratio				0.48530%
Charge-Offs****
Beginning Unreimbursed Charge-Offs				$—
Gross Principal of Charge-Off for Current Period				$—
Reimbursement of Charge-Offs for Current Period				$—
Net Charge-Offs for Current Period				$—

Ending Unreimbursed Charge-Offs				$—
Beginning Pool Balance for Current Period				$293,454,643

Credit Losses for Current Period	Units Percent†	Units	Dollars Percent††	Dollar Amount
Gross Loss for Current Period	0.15%	18	0.28%	$776,669
Sales Proceeds for Current Period	0.15%	18	0.13%	$364,326
Net Losses for Current Period				$412,343
Cumulative Losses
Cumulative Net Losses for Last Collection Period				$3,148,071
Cumulative Net Losses for All Collection Periods				$3,560,415
Cumulative Net Losses for All Collection Periods as a % of Initial Pool Balance				0.56%

Ratio of Net Losses to Average Pool Balance †††
Current Period				0.14479%
1st Preceding Collection Period				0.02577%
2nd Preceding Collection Period				0.00847%
3rd Preceding Collection Period				0.03780%
Four-Month Average Net Loss Ratio				0.05421%

Ratio of Net Losses to End of Period Pool Balance ††††
Current Period				0.14934%
1st Preceding Collection Period				0.02645%
2nd Preceding Collection Period				0.00864%
3rd Preceding Collection Period				0.03867%
Four-Month Average Net Loss Ratio				0.05578%

Average Net Loss for Receivables that have Experienced a Net Loss†††††				$16,794

*	Units Percent is calculated by dividing the aggregate number of delinquent receivables at the end of the period by the aggregate number of receivables in the pool at the end of the period.
**	Dollars Percent is calculated by dividing the outstanding principal balance of delinquent receivables at the end of the period by the outstanding principal balance of the receivables in the pool at the end of the period.
***	Delinquency Ratio is calculated by dividing the number of delinquent receivables 61 + days past due in the pool at the end of the period by the number of outstanding receivables in the pool at the end of the period.
****	A Charge-off is a writedown of the Collateralised Amount in respect of the Notes (or Adjusted Collateralised Amount in the case of the US$ Notes).
†

Units Percent is calculated by dividing the aggregate number of receivables that have experienced a loss, or for which sales proceeds were received, as applicable, during the period by the aggregate number of receivables in the pool at the end of the period.

††

Dollars Percent is calculated by dividing the gross loss experienced, or the sales proceeds received, as applicable, during the period by the outstanding principal balance of the receivables in the pool at the end of the period.

†††

Ratio of Net Losses to Average Pool Balance is calculated by dividing the net losses for the period by the average of the pool balance at the beginning of the period and the pool balance at the end of the period.

††††	Ratio of Net Losses to End of Period Pool Balance is calculated by dividing the net losses for the period by the pool balance at the end of the period.
†††††	Average Net Loss for Receivables that have Experienced a Net Loss is calculated by dividing cumulative net losses by the number of receivables that have experienced a net loss.

SMART ABS SERIES 2014-1US Trust Servicer Report

Monthly Servicing Report

Collection Period	March 2016
FX Rate	0.8985
1 Month LIBOR	0.43620%
1 Month BBSW	2.09330%
Distribution Date	04/14/16
Transaction Month	25
30/360 Days	30
Actual/360 Days	30

VII. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)
No Activity to Report
Most Recent Form ABS15-G
Filed by: Macquarie Leasing Pty Limited
CIK: 0001601385
Date: January 22, 2016

VIII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent SMART Receivables and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to SMART Receivables terms, fees, penalties or payments during the preceding Monthly Period?	No

3. Have there been any material breaches of representations, warranties or covenants with respect to any SMART Receivable?	No

4. Macquarie Bank Limited continues to hold a material net economic interest of not less than five per cent of the outstanding principal balance of the SMART Receivables as of the Cut-Off Date by retaining an interest in the Seller Notes and the Class E Notes in accordance with each of Article 405 of Regulation (EU) No 575/2013 and Article 51 of Regulation (EU) No 231/2013.	Yes

Signature:	/s/ Adam Price	/s/ Joel Sternberg
Name:	Adam Price	Joel Sternberg
Title:	Associate Director	Associate Director
Date:	April 11, 2016	April 11, 2016